Nature of Business and Organization	6 Months Ended
Jun. 30, 2026
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

WiMi Hologram Cloud Inc. (“WiMi Cayman” or the “Company”) is a holding company incorporated on August 16, 2018, under the laws of the Cayman Islands. The Company’s headquarter is located in the city of Beijing, China. The Company operates through its subsidiaries, WiMi Hologram Cloud Limited (“WiMi HK”), MicroAlgo Inc. (“MicroAlgo”), Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”), and Lixin Technology Co., Ltd. (“Lixin Technology”). On April 28, 2022, the Company also established Weeto Investment Pte. Ltd. in Singapore.

(a) WiMi HK and subsidiaries

WiMi HK holds all of the outstanding equity of Beijing Hologram WiMi Cloud Network Technology Co., Ltd. (“WiMi WFOE”) which was established on September 20, 2018 under the law of the People’s Republic of China (“PRC” or “China”). WiMi WFOE, through its variable interest entity (“VIE”), Beijing WiMi Cloud Software Co., Ltd. (“Beijing WiMi”) and its subsidiaries, engages in providing augmented reality related products and services.

On December 18, 2020, with consent of WiMi WFOE and approval of board, the original shareholders of Beijing WiMi terminated the original VIE agreements that were entered into on November 6, 2018. The original shareholders who collectively owned 17.9% of Beijing WiMi transferred their 17.9% equity interests of Beijing WiMi to Ms. Yao Zhaohua and Ms. Sun Yadong pursuant to share transfer agreements. As a result, Ms. Yao Zhaohua and Ms. Sun Yadong owned 99.90% and 0.1% of Beijing WiMi, respectively. Ms. Yao Zhaohua and Ms. Sun Yadong entered into contractual agreements (see contractual agreements below) with WiMi WFOE on December 18, 2020. As such, WiMi WFOE maintained effective control of Beijing WiMi.

On June 1, 2020, WiMi HK established ICinit Limited (“ICinit”) in Hong Kong, and WiMi HK has a 51% equity interest in ICinit.

On October 1, 2021, the Company’s board approved the equity transfer agreement between WiMi HK and Lucky Monkey Holding Limited, pursuant to which WiMi HK transferred 2% of the issued share capital of ICinit for a consideration of HKD 50,000 (approximately RMB 60,321 or USD 6,400). The Company concluded that it had lost controlling financial interest in ICinit on October 1, 2021 and deconsolidated ICinit on October 1, 2021 and recorded the fair value of its investment as equity investment. As the deconsolidation did not present a strategic change on the Company’s operation, the deconsolidation was not presented as discontinued operations.

On May 25, 2022, the Company entered into an equity transfer agreement between WiMi HK and Lucky Monkey Holding Limited, pursuant to which WiMi HK transferred 30% of the issued share capital of ICinit for a consideration of HKD 3,050,000 (approximately RMB 3,594,155 or USD 391,186). As a result of the transfer, the Company now owns 19% equity interest of ICinit and concluded the Company no longer has significant influence over ICinit and the Company discontinued the equity method of accounting and accounted for the retained investment as an equity security in accordance with ASC 321.

On August 21, 2020, WiMi HK set up a joint venture company, VIDA Semicon Co., Limited (“VIDA”) in Hong Kong, and WiMi HK has a 53% equity interest in VIDA.

On April 15, 2021, WiMi HK set up a joint venture company, Viru Technology Limited (“Viru”) in Hong Kong and WiMi HK has a 55% equity interest in Viru. Viru was set up to develop application of AR services.

On August 26, 2022, Viru established a fully owned subsidiary, Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”) in PRC. Shenzhen Weiruntong was set up to develop application of AR services and it had no material operation as of June 30, 2026.

On November 1, 2022, the Company’s board approved the equity transfer agreement between Beijing WiMi and Cui, Yang and Shenzhen Zhangshangkuyu Technology Ltd. to transfer 100% equity interest of Shenzhen Kuxuanyou Technology Co., Ltd. (“Shenzhen Kuxuanyou”) and its subsidiaries with consideration of RMB 1 (USD 0.1) and RMB 1 (USD 0.1), respectively. The transfer was effective on November 10, 2022.

(b) MicroAlgo and subsidiaries

On September 24, 2020, WiMi Cayman set up a wholly owned subsidiary, VIYI Technology Inc., which was renamed to VIYI Algorithm Inc. (“VIYI”), under the laws of the Cayman Islands. VIYI was set up to accelerate the development of AI algorithm and cloud computing services.

On September 27, 2020, VIYI entered into Acquisition Framework Agreement which was amended and supplemented on September 28, 2020 to acquire 100% equity interests of Fe-da Electronics Company Private Limited. (“Fe-da Electronics”), a provider of Internet of Things solutions based in Singapore, to accelerate the development of the Company’s computer chip and intelligent chip business. The transaction was consummated on September 28, 2020.

On October 9, 2020, VIYI set up a wholly owned holding company in HK, VIYI Technology Ltd. (“VIYI Ltd”), which holds all of the outstanding equity of Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”) established on November 18, 2020 under the laws of the PRC. On November 30, 2020, Shenzhen Weiyixin established Shanghai Weimu Technology Co., Ltd., (“Shanghai Weimu”) in the PRC for software support services, and Shenzhen Weiyixin holds 58% outstanding equity of Shanghai Weimu.

On December 24, 2020, with consent of WiMi WFOE, Beijing WiMi transferred 99.0% and 1.0% equity interests in Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) to Ms. Yao Zhaohua and Ms. Sun Yadong for consideration of RMB 1 (USD 0.2) and RMB 1(USD 0.2), respectively, pursuant to share transfer agreements. Ms. Yao Zhaohua and Ms. Sun Yadong entered into contractual agreements (see contractual agreements below) with Shenzhen Weiyixin on December 24, 2020, which granted Shenzhen Weiyixin effective control of Shenzhen Yitian from December 24, 2020 and enable Shenzhen Weiyixin to receive all the expected residual returns of Shenzhen Yitian and its subsidiaries.

The reorganization was completed on December 24, 2020. WiMi WFOE is the primary beneficiary of Beijing WiMi and its subsidiaries, and Shenzhen Weiyixin is the primary beneficiary of Shenzhen Yitian and its subsidiaries. All of these entities are under common control of WiMi Cayman, which results in the consolidation of Beijing WiMi, Shenzhen Yitian and their subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value without change of reporting entities.

Due to the business strategy adjustment, Shenzhen Yitian and its subsidiaries no longer operate the business involving foreign investment restrictions since March 1, 2022, therefore VIYI is able to have direct equity interest in Shenzhen Yitian and its subsidiaries. On April 1, 2022, VIYI terminated the agreements under the VIE structure with Shenzhen Yitian. Shenzhen Yitian’s original shareholders transferred their respective ownership to VIYI WFOE and VIYI WFOE obtained 100% equity control of Shenzhen Yitian and its subsidiaries on April 1, 2022. The reorganization has no effect on the consolidated financial statements as Shenzhen Yitian has been under common control of VIYI that there is no change of reporting entities.

On July 1, 2021, VIYI acquired 100% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The aggregate purchase price is $3.0 million (RMB 20,000,000).On July 19, 2021, Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”). In August 2023, Kashi Guoyu was dissolved.

On July 19, 2021, Viwo Technology established a fully owned subsidiary Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) in Shenzhen to support its operations. On November 19, 2021 Viwotong Tech acquired 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of advertising services, for RMB 2 (approximately USD 0.3). On December 7, 2021, Viwotong Tech purchased Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales, for RMB 2 (approximately USD 0.3). On July 1, 2022, Viwo Technology Inc. entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1(USD$ 0.01), respectively.

On September 23, 2022, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”), a provider of advertising services. The aggregate purchase price is RMB 2 (USD 0.3) and the transaction consummated on September 23, 2022. On January 1, 2023, Viwotong Tech entered into an equity transfer agreement to transfer 100% of the issued share capital of Bimai to one unrelated individual at RMB 0. The disposal resulted in a loss from disposal of approximately RMB 1.1 million (USD 0.2 million).

VIYI entered into the Business Combination and Merger Agreement dated June 10, 2021 (as amended on January 24, 2022, August 2, 2022, August 3, 2022 and August 10, 2022, the “Merger Agreement”), by and among WiMi, Venus Acquisition Corporation (“Venus”)), Venus Merger Sub Corporation (“Venus Merger Sub”), a Cayman Islands exempted company incorporated for the purpose of effectuating the Business Combination. On December 9, 2022, in accordance with the Merger Agreement, the closing of the business combination (the “Closing”) occurred, pursuant to which Venus issued 39,603,961 ordinary shares to VIYI shareholders. As a result of the consummation of the business combination, VIYI is now a wholly-owned subsidiary of the Venus, which has changed its name to MicroAlgo Inc.

On December 23, 2022, Viwotong Tech acquired 100% equity of Beijing Younike Information Technology Co., Ltd. (“Younike”).

On April 6, 2023, the Company’s board approved the equity transfer agreement between VIYI and LIM TZEA, to transfer 100% equity interest of Fe-da Electronics Co., Ltd and its subsidiaries Wisdom Lab Inc., EXCEL Technology Co., Ltd. and recognized RMB 17,801,786 (USD 2,526,259) of loss from the transfer, FE-DA and its subsidiaries were Disposed in April 2023.

On March 27, 2023, Weidong established a fully owned subsidiary Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”) in Shenzhen. On May 17, 2023, YY Online transferred 1% equity of Shanghai Guoyu to SZ Weidong.

On June 5, 2023 VIYI Technology Ltd established a fully owned subsidiary CDDI Capital Ltd (“CDDI”) in British Virgin Islands. On June 27, 2023, CDDI formed a 55% owned subsidiary VIWO Technology Inc.(“VIWO Cayman”) in Cayman. On July 31, 2023, VIYI Technology Ltd transferred its equity of Viwo Technology to VIWO Cayman. On December 20, 2023, VIWO Cayman established a fully owned subsidiary VIWO Technology (HK) Limited (“VIWO HK”) in Hong Kong. On January 23, 2024, VIWO Technology (HK) Limited established a wholly-owned subsidiary, Beijing Viwotong Technology Co., Ltd.(“Beijing Viwotong”). In February 2024, Shenzhen Viwotong transferred 100% equity of Tapuyu and Younike to Beijing Viwotong.

On March 7, 2024, Beijing Viwotong established a wholly-owned subsidiary, Beijing Weiyun Spacetime Technology Co., Ltd (“BJ Weiyun”). In November, 2024, Beijing Viwotong transferred 100% equity of Tapuyu and Younike to BJ Weiyun for the purpose of easy for group management.

On May 20, 2024, the Company’s board of directors approved the equity transfer agreement between Hainan Weidong Technology Co., Ltd. (“Hainan Weidong”) and a related individual to transfer 100% equity interest of Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”) to the related individual with RMB 10 (USD 1.4), YY Online were Disposed in May 2024.

On October 21, 2024, the Company’s board of directors approved the disposal of Khorgas Weidong Technology Co., Ltd. (“Khorgas Weidong”).

On April 16,2026,Weidong transferred 99% equity of Shanghai Guoyu to Shenzhen Weiyixin, and SZ Weidong transferred 1% equity of Shanghai Guoyu to Shenzhen Weiyixin. Shanghai Guoyu was 100% owned by Shenzhen Weiyixin .

On May 8, 2026 Shenzhen Weidong Technology Co., Ltd was dissolved .

On July 2, 2026 Hainan Weidong Technology Co.,Ltd was dissolved.

(c) Others

On March 4, 2021, WiMi Cayman established a wholly owned entity of TJ Zhongzheng which is deemed as a wholly foreign owned enterprise, with a register capital of USD 30 million (approximately RMB 195.7 million). On May 21, 2021, TJ Zhongzhen established Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao’). On May 26, 2021, Shenzhen Hedao established Kashi Daohezhongsheng Internet Technology Co., Ltd. (“Kashi Daohe”). On June 2 , 2023, Kashi Daohe was dissolved.

On August 4, 2020, WiMi Cayman established a wholly-owned subsidiary, Lixin Technology in the PRC to accelerate development of its holographic vision businesses. Lixin Technology established a wholly-owned subsidiary, Hainan Lixin Technology Co., Ltd. in October 2020.

On June 20, 2024, Shenzhen Weiyixin Technology Co., Ltd. and Beijing Hologram WiMi Cloud Network Technology Co., Ltd jointly funded the establishment of Weiyiyuliang (Beijing) Science Technology Center (Limited Partnership) (“Weiyiyuliang”)

On November 7, 2024, Kashi Duodian established a wholly-owned subsidiary, Beijing Yujie Scholarship Education Consulting Co., Ltd. (Beijing Yujie).

On May 31, 2025, Kashi Duodian Network Technology Co., Ltd. and its wholly-owned subsidiary Beijing Yujie Scholarship Education Consulting Co., Ltd. were disposed by the company.

The accompanying consolidated financial statements reflect the activities of WiMi Cayman and each of the following entities as of June 30, 2026:

Name	Background	Ownership
WiMi Hologram Cloud Limited (“WiMi HK”)	● A Hong Kong company ● Incorporated on September 4, 2018	100% owned by WiMi Cayman

Beijing Hologram WiMi Cloud Network Technology Co., Ltd. (“WiMi WFOE”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on September 20, 2018 ● A holding company	100% owned by WiMi HK

Beijing WiMi Cloud Software Co., Ltd. (“Beijing WiMi”)	● A PRC limited liability company ● Incorporated on May 27, 2015 ● Primarily engages in AR advertising services	VIE of WiMi WFOE

Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	● A PRC limited liability company ● Incorporated on May 20, 2014 ● Primarily engages in AR advertising services	100% owned by Beijing WiMi

Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	● A PRC limited liability company ● Incorporated on August 24, 2017 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	● A PRC limited liability company ● Incorporated on November 25, 2016 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Name	Background	Ownership
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	● A PRC limited liability company ● Incorporated on December 3, 2019 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Shenzhen Shiyunyanxi Technology Co., Ltd. (“Shenzhen Shiyun”)	● A PRC limited liability company ● Incorporated on June 9, 2021 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)	● A PRC limited liability company ● Incorporated on September 24, 2020 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	● A Hong Kong company ● Incorporated on February 22, 2016 ● Primarily engages in AR advertising services	100% owned by Beijing WiMi

Skystar Development Co., Ltd (“Skystar”)	● A Republic of Seychelles Company ● Incorporated on March 30, 2016 ● Primarily engages in AR advertising services	100% owned by Micro Beauty

Viru Technology Limited (“Viru”)	● A Hong Kong company ● Incorporated on April 15, 2021 ● Primarily engages in AR advertising services	55% owned by WiMi HK

Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”)	● A PRC limited liability company ● Incorporated on August 26, 2022 ● No material operation as of June 30, 2026	100% owned by Viru

Name	Background	Ownership
VIDA Semicon Co., Limited (“VIDA”)	● A Hong Kong company ● Incorporated on August 21, 2020	53% owned by WiMi HK

Weeto Investment PTE. Ltd (“Weeto”)	● A Singapore limited liability company ● Incorporated on April 28, 2022 ● No material operations as of June 30, 2026	100% owned by WiMi Cayman

Lixin Technology Co., Ltd. (“Lixin Technology”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on August 4, 2020	100% owned by WiMi Cayman

Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)	● A PRC limited liability company ● Incorporated on October 10, 2020 ● Plan to support the daily operations of Lixin Technology	100% owned by Lixin Technology

Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on March 4, 2021 ● A holding company	100% owned by WiMi Cayman

Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)	● A PRC limited liability company ● Incorporated on May 21, 2021 ● Plan to engage in AR advertising services	100% owned by TJ Zhongzheng

Name	Background	Ownership
MicroAlgo Inc. (“MicroAlgo”)	● A Cayman company ● Incorporated on May 14, 2018 ● A holding company	53.3% owned by WiMi Cayman

VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.	● A Cayman company ● Incorporated on September 24, 2020 ● A holding company	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021; 100% owned by MicroAlgo after December 9, 2022

VIYI Technology Ltd. (“VIYI Ltd”)	● A Hong Kong company ● Incorporated on October 9, 2020 ● A holding company	100% owned by VIYI

Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on November 18, 2020 ● A holding company	100% owned by VIYI Ltd

Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	● A PRC limited liability company ● Incorporated on November 30, 2020 ● Engages in providing AR advertising services	58% owned by Shenzhen Weiyixin

Hainan Weidong Technology Co., Ltd. (“Weidong”)	● A PRC limited liability company ● Incorporated on October 28, 2020 ● Primarily engages in AR advertising services	Dissolved on July 2,2026

Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	● A PRC limited liability company ● Incorporated on March 18, 2019 ● Engages in AR advertising services	99% owned by Weidong, 1% owned by SZ Weidong before April 16,2026, 100% owned by Shenzhen Weiyixin after April 16,2026.

Name	Background	Ownership
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	● A PRC limited liability company ● Incorporated on March 08, 2011 ● Primarily engages in AR advertising services	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022

Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	● A PRC limited liability company ● Incorporated on October 16, 2015 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yitian

CDDI Capital Ltd (“CDDI”)	● A British Virgin Islands Company ● Incorporated on June 5, 2023	100% owned by VIYI Technology Limited

VIWO Technology Inc. (“VIWO Cayman”)	● Incorporated on June 27, 2023, under the laws of the Cayman Islands ● A holding company	55% owned by CDDI Capital Ltd

Viwo Technology Limited. (“Viwo Tech”)	● A Hong Kong company ● Incorporated on April 15, 2021 ● Engages in AR advertising services	100% owned by VIWO Cayman

Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	● A PRC limited liability company ● Incorporated on July 19, 2021 ● No operations as of June 30, 2026	100% owned by Viwo Tech

Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	● A PRC limited liability company ● Incorporated on June 22, 2021 ● Engages in AR advertising services	100% owned by Viwotong Tech from November 19, 2021 to February 6, 2024; 100% owned by Beijing Viwotong from February 6, 2024 to November 21, 2024; 100% owned by BJ Weiyun after November 21, 2024

Name	Background	Ownership
Beijing Younike Information Technology Co., Ltd. (“Younike”)	● A PRC limited liability company ● Incorporated on July 22, 2022 ● Engages in AR advertising services	100% owned by Viwotong Tech from December 23, 2022 to February 28, 2024; 100% owned by Beijing Viwotong from February 28, 2024 to November 11, 2024; 100% owned by BJ Weiyun after November 11, 2024

Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)	● A PRC limited liability company ● Incorporated on March 27, 2023 ● Primarily engages in AR advertising services	Dissolved on May 8,2026

VIWO Technology (HK) Limited (VIWO HK)	● A Hong Kong company ● Incorporated on December 20,2023 ● A holding company	100% owned by VIWO Cayman

Beijing Viwotong Technology Co., Ltd. (“Beijing Viwotong”)	● A PRC limited liability company ● Incorporated on January 23, 2024 ● Primarily engages in AR advertising services	100% owned by VIWO HK

Beijing Weiyun Spacetime Technology Co., Ltd. (“BJ Weiyun”)	● A PRC limited liability company ● Incorporated on March 7, 2024 ● Primarily engages in AR advertising services	100% owned by Beijing Viwotong

Weiyiyuliang (Beijing) Science Technology Center (Limited Partnership) (“Weiyiyuliang”)	● A Limited Partnership ● Incorporated on June 20, 2024 ● No operations as of June 30, 2026	50% owned by Shenzhen Weiyixin; 50% owned by WiMi WFOE

Contractual Arrangements

Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of internet content providers, the Company operates its internet and other businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. As such, Beijing WiMi is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries.

Beijing WiMi contractual arrangements signed on November 6, 2018 and December 18, 2020

The contractual arrangements consist of a series of four agreements, shareholders power of attorney and irrevocable commitment letters, which were initially signed on November 6, 2018. Pursuant to reorganization on December 18, 2020, the previous agreements were terminated and Beijing WiMi and WiMi WFOE entered into identical agreements on December 18, 2020. WiMi WFOE maintained effective control of Beijing WiMi. The significant terms of agreements are as follows:

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between WiMi WFOE and Beijing WiMi, WiMi WFOE has the exclusive right to provide to Beijing WiMi consulting and services related to, among other things, use of software, operation maintenance, product development, and management and marketing consulting. WiMi WFOE has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Beijing WiMi agrees to pay WiMi WFOE service fee at an amount equal to the consolidated net income after offsetting previous year’s loss (if any). This agreement will remain effective until the date when it is terminated by WiMi WFOE.

Exclusive Share Purchase Option Agreement

Pursuant to the exclusive share purchase option agreement, by and among WiMi WFOE, Beijing WiMi and each of the shareholders of Beijing WiMi, each of the shareholders of Beijing WiMi irrevocably granted WiMi WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of their equity interests in Beijing WiMi, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of the shareholders of Beijing WiMi undertakes that, without the prior written consent of WiMi WFOE or us, they may not increase or decrease the registered capital, amend its articles of association or change registered capital structure. This agreement will remain effective for ten years and can be renewed at WiMi WFOE’s sole discretion. Any transfer of shares pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Exclusive Assets Purchase Agreement

Pursuant to the exclusive asset purchase agreement by WiMi WFOE and Beijing WiMi, Beijing WiMi irrevocably granted WiMi WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of Beijing WiMi’s current or future assets (including intellectual property rights), and the purchase price shall be the lowest price permitted by applicable PRC law. Beijing WiMi undertakes that, without the prior written consent of WiMi WFOE, it may not sell, transfer, pledge, dispose of its assets, incur any debts or guarantee liabilities. It will notify WiMi WFOE any potential litigation, arbitration or administrative procedures regarding the assets, and defend the assets if necessary. This agreement will remain effective for ten years and can be renewed at WiMi WFOE’s sole discretion. Any transfer of assets pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement, by and among WiMi WFOE, Beijing WiMi and the shareholders of Beijing WiMi, the shareholders of Beijing WiMi pledged all of their equity interests in Beijing WiMi to WiMi WFOE to guarantee their and Beijing WiMi’s obligations under the contractual arrangements including the exclusive consulting and services agreement, the exclusive option agreement, the exclusive asset purchase agreement and the power of attorney and this equity interest pledge agreement, as well as any loss incurred due to events of default defined therein and all expenses incurred by WiMi WFOE in enforcing such obligations of Beijing WiMi or its shareholders. The shareholders of Beijing WiMi agree that, without WiMi WFOE’s prior written approval, during the term of the equity interest pledge agreement, they will not dispose of the pledged equity interests or create or allow any other encumbrance on the pledged equity interests. The Company has completed the registration of the equity pledges with the relevant administration for industry and commerce in accordance with the PRC Property Rights Law.

Power of Attorney

Pursuant to the power of attorney, by WiMi WFOE and each shareholder of Beijing WiMi, respectively, each shareholder of Beijing WiMi irrevocably authorized WiMi WFOE or any person(s) designated by WiMi WFOE to exercise such shareholder’s voting rights in Beijing WiMi, including, without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate directors and appoint senior management, the power to sell or transfer such shareholder’s equity interest in Beijing WiMi, and other shareholders’ voting rights permitted by PRC law and the Articles of Association of Beijing WiMi. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of Beijing WiMi.

Spousal Consent Letters

Pursuant to these letters, the spouses of the applicable shareholders of Beijing WiMi unconditionally and irrevocably agreed that the equity interest in Beijing WiMi held by them and registered in their names will be disposed of pursuant to the equity interest pledge agreement, the exclusive option agreement, the exclusive asset purchase agreement and the power of attorney. Each of their spouses agreed not to assert any rights over the equity interest in Beijing WiMi held by their respective spouses. In addition, in the event that any spouse obtains any equity interest in Beijing WiMi held by his or her spouse for any reason, he or she agreed to be bound by the contractual arrangements.

Based on the foregoing agreements signed on November 6, 2018 and December 18, 2020, which grant WiMi WFOE effective control of Beijing WiMi and enable WiMi WFOE to receive all of their expected residual returns, the Company accounts for Beijing WiMi as a VIE. Accordingly, the Company consolidates the accounts of Beijing WiMi for the periods presented herein, in accordance with Rule 3A-02 of Regulation S-X promulgated by the U.S. Securities and Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.